Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	Pershing Gold Corp.
Entity Central Index Key	0001432196
Document Type	S-1
Post-Effective Amendment Number	1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10 (a)(3) of the Securities Act to update our registration statement on Form S-1 (the “Registration Statement”), which was initiallydeclared effective by the Securities and Exchange Commission on February 12, 2013, (i) to include the information contained incertain periodic filings filed with the SEC, and (ii) make certain other updating revisions to the information contained herein so that such information is current as of the date of filing.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company